Goodwill and Other Intangible Assets (Schedule of Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Balance at December 31, 2012	$ 822,475
Effect of currency translation	(12)
Balance at March 31, 2013	$ 822,463